Key management transactions - Disclosure of remuneration to directors and key management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Related Party [Abstract]
Salaries and employee benefits	$ 3,730	$ 1,947
Directors' fees	3,713	452
Consulting fees	1,317	65
Share-based payments	$ 6,931	$ 1,164